Goodwill (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Goodwill

	As at March 31,
	2018		2018		2017
	(In millions)
Balance at the beginning	US$	103.3	Rs.	6,733.2	Rs.	7,598.0
Classified as held for sale	US$	(85.6)	Rs.	(5,579.1)	Rs.	—
Impairment		—		—		(142.5)
Currency translation differences		0.2		10.4		(722.3)

Balance at the end	US$	17.9	Rs.	1,164.5	Rs.	6,733.2